DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 6) - Cash Flow Hedge [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Cash flow hedge net gains (losses)	$ (683)		$ (77)
Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Cash flow hedge net gains (losses)	(683)
Bond Hedging derivatives [Member]
Disclosure of detailed information about hedges [line items]
Cash flow hedge net gains (losses)			$ (77)